Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	285,000,000	285,000,000
Ordinary shares, shares issued	3,062,500	3,062,500
Ordinary shares, shares outstanding	3,062,500	3,062,500
Common Class B [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	18,000,000	18,000,000
Ordinary shares, shares issued	8,000,000	8,000,000
Ordinary shares, shares outstanding	8,000,000	8,000,000